Revenue	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue	RevenueManagement recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (FFS), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary). See Note 2 for summary of the Company’s policies and significant assumptions related to revenue recognition.
Disaggregation of Revenue
The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

(in thousands)	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
Patient services
Capitated revenue	$13,944	$12,897	$28,460	$25,227
FFS revenue	25,165	16,889	45,706	34,181
Subtotal	39,109	29,786	74,166	59,408
Dispensary revenue	20,218	17,782	38,897	35,400
Clinical research trials and other revenue	1,594	2,276	3,019	3,616
Total	$60,921	$49,844	$116,082	$98,424
Refer to Note 20 for Segment Reporting for disaggregation of revenue by reporting segment.
Contract Asset and Liabilities
Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable are rights to payment for performance without contingencies. The Company does not have any contract assets as of June 30, 2022 and December 31, 2021. Refer to Note 4 for accounts receivable as of June 30, 2022 and December 31, 2021.
Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of June 30, 2022 and December 31, 2021, contract liabilities amounted to $1,348 and $220, respectively. Contract liabilities are included within other current liabilities and presented in Note 9 along with refund liabilities due to materiality.
Remaining Unsatisfied Performance Obligations
The accounting terms for the Company’s patient services and dispensary contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.
RevenueManagement recognizes revenue in accordance with ASC 606 on the basis of its satisfaction of outstanding performance obligations. Management typically fulfills its performance obligations over time, either over the course of a single treatment (FFS), a month (capitation), or a number of months (clinical research). Management also has revenue that is satisfied at a point in time (dispensary). See Note 2 for summary of the Company’s policies and significant assumptions related to revenue recognition.
Disaggregation of Revenue
The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

(in thousands)	Year Ended December 31,
	2021	2020
Patient services
Capitated revenue	$54,285	$37,381
FFS revenue	69,789	79,436
Subtotal	$124,074	$116,817
Dispensary revenue	72,550	63,890
Clinical research trials and other revenue	6,379	6,808
Total	$203,003	$187,515
Refer to Note 20 for Segment Reporting for disaggregation of revenue by reporting segment.
Contract Asset and Liabilities
Under ASC 606, contract assets represent rights to payment for performance contingent on something other than the passage of time and accounts receivable are rights to payment for performance without contingencies. The Company does not have any contract assets as of December 31, 2021 and 2020. Refer to Note 4 for accounts receivable as of December 31, 2021 and 2020.
Contract liabilities represent cash that has been received for contracts, but for which performance is still unsatisfied. As of December 31, 2021 and 2020, contract liabilities amounted to $220 and $370, respectively. Contract liabilities are presented as “deferred revenue and refund liabilities” under accrued expenses and other current liabilities, refer to Note 9.
Remaining Unsatisfied Performance Obligations
The accounting terms for the Company’s patient services and dispensary contracts do not extend past a year in duration. Additionally, the Company applies the ‘as invoiced’ practical expedient to its clinical research contracts.